OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income [member]
OTHER OPERATING INCOME (Tables) [Line Items]
Disclosure of other operating income [text block]
	2018 £m	2017 £m	2016 £m
Operating lease rental income	1,341	1,344	1,225
Rental income from investment properties (note 23)	–	1	3
Gains less losses on disposal of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets) (note 36)	268	464	575
Liability management	–	(14)	(2,019)
Share of results of joint ventures and associates	5	2	(1)
Other income	929	656	660
Total other operating income	2,543	2,453	443